Vessels	6 Months Ended
Jun. 30, 2014
Vessels [Abstract]
Vessels

3.Vessels

Acquisitions

During the first six months of 2014, the Company acquired the suezmax tanker Eurovision from an affiliated Company at a cost of $61,506. During the first six months of 2013, the Company acquired the new-building DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014 at a total cost of $202,971 of which $104,826 were paid in the first six months of 2013.

Sales

There were no vessel sales in the first six months of 2014 and 2013.